INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2023
INVESTMENTS IN ASSOCIATES [Abstract]
INVESTMENTS IN ASSOCIATES
9.	INVESTMENTS IN ASSOCIATES

	2023			2022

	Description of securities

	Face	Amount	Book value	Book value
Name and issuer	value
Transporte y Servicios de Gas en Uruguay S.A.	Ps. Uru. 1	196,000	26,759	42,046

Emprendimientos de Gas del Sur S.A. (liquidated)	$1	116,130	-	2,180

Gas Link S.A.	$1	502,962	423,973	436,905

Total			450,732	481,131